Property, plant and equipment - narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment	€ 1,009	€ 1,255
Translation differences	(2,657)	316
Accumulated amortization and impairment losses
Disclosure of detailed information about property, plant and equipment [line items]
Impairment losses and asset write-offs	(410)	(636)
Translation differences	€ 2,583	(359)
Rationalization of product portfolio plans
Disclosure of detailed information about property, plant and equipment [line items]
Impairment losses and asset write-offs		€ 563